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                      EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                     EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                 Supplement to Prospectus dated December 1, 2001


                       EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                      EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                     EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                     EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND
                 Supplement to Prospectus dated January 1, 2002


                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                 Supplement to Prospectus dated February 1, 2002


                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                   Supplement to Prospectus dated June 1, 2002


                         EATON VANCE MUNICIPAL BOND FUND
                   Supplement to Prospectus dated May 1, 2002


1. THE FOLLOWING REPLACES THE FOOTNOTE IN THE SALES CHARGE TABLE IN THE SECTION ENTITLED "FRONT END SALES CHARGES":

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.


2.  THE FOLLOWING IS ADDED AFTER THE SALES CHARGE TABLE:

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay this 1.00% commission monthly in arrears to investment dealers. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.


3. THE FIRST FULL PARAGRAPH IN THE SECTION ENTITLED "CONTINGENT DEFERRED SALES CHARGES" IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class B shares are subject to the following CDSC schedule:


July 1, 2002                                                       CMPS2